LEASING - Disclosure of detailed information about amounts recognized in statements of cash flow (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Amortization of the right for use assets	$ 318	$ 351	$ 594
Interest on lease liabilities	41	52	63
Payment of lease liabilities	$ 323	$ 383	$ 649